Aggregate Fair Value of Investments with a Continuous Unrealized Loss Position (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	$ 10,942		$ 17,037
Less than 12 months Unrealized losses	183		336
12 months or more Fair value	4,043		4,661
12 months or more Unrealized losses	818		871
Total Fair value	14,985		21,698
Total Unrealized losses	1,001		1,207
Available-for-sale
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	10,766		16,704
Less than 12 months Unrealized losses	178		331
12 months or more Fair value	3,321		3,808
12 months or more Unrealized losses	696		767
Total Fair value	14,087		20,512
Total Unrealized losses	874		1,098
Available-for-sale | U.S. Treasury
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	118		6,519
Less than 12 months Unrealized losses	2		138
Total Fair value	118		6,519
Total Unrealized losses	2		138
Available-for-sale | State And Political Subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	483		210
Less than 12 months Unrealized losses	2		39
12 months or more Fair value	157		122
12 months or more Unrealized losses	45		16
Total Fair value	640		332
Total Unrealized losses	47		55
Available-for-sale | Agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	3,844		5,079
Less than 12 months Unrealized losses	10		42
12 months or more Fair value	140		206
12 months or more Unrealized losses	1		1
Total Fair value	3,984		5,285
Total Unrealized losses	11		43
Available-for-sale | Alt-A RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	132		55
Less than 12 months Unrealized losses	16		3
12 months or more Fair value	69		104
12 months or more Unrealized losses	26		36
Total Fair value	201		159
Total Unrealized losses	42		39
Available-for-sale | Prime RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	324		315
Less than 12 months Unrealized losses	25		13
12 months or more Fair value	447		739
12 months or more Unrealized losses	77		73
Total Fair value	771		1,054
Total Unrealized losses	102		86
Available-for-sale | Subprime RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value			3
12 months or more Fair value	400		484
12 months or more Unrealized losses	190		188
Total Fair value	400		487
Total Unrealized losses	190		188
Available-for-sale | Other RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	5		49
Less than 12 months Unrealized losses	4		17
12 months or more Fair value	895		1,275
12 months or more Unrealized losses	226		318
Total Fair value	900		1,324
Total Unrealized losses	230		335
Available-for-sale | Commercial MBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	340		28
Less than 12 months Unrealized losses	2		1
12 months or more Fair value	495		536
12 months or more Unrealized losses	75		99
Total Fair value	835		564
Total Unrealized losses	77		100
Available-for-sale | Asset-Backed CLOs
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,143
Less than 12 months Unrealized losses	26
12 months or more Fair value	211		249
12 months or more Unrealized losses	11		14
Total Fair value	1,354		249
Total Unrealized losses	37		14
Available-for-sale | Other Asset-Backed Securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	60		1
Less than 12 months Unrealized losses	1
12 months or more Fair value	18		32
12 months or more Unrealized losses	2		2
Total Fair value	78		33
Total Unrealized losses	3		2
Available-for-sale | Foreign Covered Bonds
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	368		2,553
Less than 12 months Unrealized losses	1		16
12 months or more Fair value	406
12 months or more Unrealized losses	2
Total Fair value	774		2,553
Total Unrealized losses	3		16
Available-for-sale | Other Debt Securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	2,867		1,068
Less than 12 months Unrealized losses	12		37
12 months or more Fair value	54		61
12 months or more Unrealized losses	26		20
Total Fair value	2,921		1,129
Total Unrealized losses	38		57
Available-for-sale | Grantor Trust Alt-A RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	595	[1]	196	[2]
Less than 12 months Unrealized losses	53	[1]	15	[2]
12 months or more Fair value	29	[1]
12 months or more Unrealized losses	15	[1]
Total Fair value	624	[1]	196	[2]
Total Unrealized losses	68	[1]	15	[2]
Available-for-sale | Grantor Trust Prime RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	437	[1]	139	[2]
Less than 12 months Unrealized losses	21	[1]	6	[2]
Total Fair value	437	[1]	139	[2]
Total Unrealized losses	21	[1]	6	[2]
Available-for-sale | Grantor Trust Sub Prime RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	50	[1]
Less than 12 months Unrealized losses	3	[1]
Total Fair value	50	[1]
Total Unrealized losses	3	[1]
Available-for-sale | U.S. Government Agencies
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value			489
Less than 12 months Unrealized losses			4
Total Fair value			489
Total Unrealized losses			4
Held-to-maturity
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	176		333
Less than 12 months Unrealized losses	5		5
12 months or more Fair value	722		853
12 months or more Unrealized losses	122		104
Total Fair value	898		1,186
Total Unrealized losses	127		109
Held-to-maturity | Alt-A RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	69		18
Less than 12 months Unrealized losses	3
12 months or more Fair value	42		108
12 months or more Unrealized losses	16		19
Total Fair value	111		126
Total Unrealized losses	19		19
Held-to-maturity | Prime RMBS
Investments, Unrealized Loss Position [Line Items]
12 months or more Fair value	56		73
12 months or more Unrealized losses	10		5
Total Fair value	56		73
Total Unrealized losses	10		5
Held-to-maturity | Subprime RMBS
Investments, Unrealized Loss Position [Line Items]
12 months or more Fair value	25		25
12 months or more Unrealized losses	3		3
Total Fair value	25		25
Total Unrealized losses	3		3
Held-to-maturity | Other RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	107		315
Less than 12 months Unrealized losses	2		5
12 months or more Fair value	573		614
12 months or more Unrealized losses	91		76
Total Fair value	680		929
Total Unrealized losses	93		81
Held-to-maturity | Commercial MBS
Investments, Unrealized Loss Position [Line Items]
12 months or more Fair value	26		33
12 months or more Unrealized losses	2		1
Total Fair value	26		33
Total Unrealized losses	$ 2		$ 1

[1]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.
[2]	Previously included in the Grantor Trust.